Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Deferred Shares	Additional Paid-In Capital	Accumulated Deficit	Non Controlling Interest	Total
Balance at beginning of period at Dec. 31, 2012	$ 51		$ 28,465	$ (22,258)	$ 1,725	$ 7,983
Balance (in shares) at Dec. 31, 2012	5,076,789
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(5,295)	(92)	(5,387)
Shares exchanged for BioPancreate non-controlling interest	$ 3		1,563		(1,609)	(43)
Shares exchanged for BioPancreate non-controlling interest (in Shares)	336,136
Stock-based compensation			346			346
Issuance of shares	$ 25		14,899			14,924
Issuance of shares (in shares)	2,526,683
Balance at end of period at Dec. 31, 2013	$ 79		45,273	(27,553)	24	17,823
Balance (in shares) at Dec. 31, 2013	7,939,608
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(9,670)		(9,670)
Shares exchanged for BioPancreate non-controlling interest			19		(24)	(5)
Shares exchanged for BioPancreate non-controlling interest (in Shares)	5,272
Stock-based compensation			480			480
Issuance of shares	$ 18		10,175			$ 10,193
Issuance of shares (in shares)	1,755,909					1,755,909
Balance at end of period at Dec. 31, 2014	$ 97		55,947	(37,223)		$ 18,821
Balance (in shares) at Dec. 31, 2014	9,700,789
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(43,580)	(53)	(43,633)
Stock-based compensation			3,581			3,581
Reclass of stock-based liability award to equity			1,542			1,542
Issuance of shares	$ 91		91,418			91,509
Issuance of shares (in shares)	9,108,169
U.S. Non accredited shares repurchased			(412)			(412)
U.S. Non accredited shares repurchased (in shares)	(24,955)
Issuance of shares in initial public offering, net	$ 25		19,450			19,475
Issuance of shares in initial public offering, net (in shares)	2,500,000
Noncontrolling interest resulting from exchange offer	$ (1)		(616)		617
Noncontrolling interest resulting from exchange offer (in shares)	(78,621)
Beneficial shares issued		$ 44				44
Beneficial shares issued (in shares)		40,000
Balance at end of period at Dec. 31, 2015	$ 212	$ 44	$ 170,910	$ (80,803)	$ 564	$ 90,927
Balance (in shares) at Dec. 31, 2015	21,205,382	40,000